Other Current and Non-current Assets	12 Months Ended
Dec. 31, 2022
Other Current and Non-current Assets
Other Current and Non-current Assets

7. Other Current and Non-current Assets

Other current and non-current assets consisted of the following (in thousands):

	2022	2021
Equity participation ZIM	—	$423,024
Straight-lining of revenue	$22,007	18,997
Claims receivable	15,169	8,919
Vessel held for sale	3,297	—
Other assets	7,332	8,192
Total current assets	$47,805	$459,132

Straight-lining of revenue	$83,873	$39,927
Other assets	6,050	1,812
Total non-current assets	$89,923	$41,739

a. ZIM

The Company classified its equity participation in ZIM, received after the charter restructuring agreements with ZIM in 2014, at cost as the Company did not have the ability to exercise significant influence. In 2016, the Company tested for impairment of its equity participation in ZIM based on the existence of triggering events that indicated the interest in equity may have been impaired and recorded an impairment loss of $28.7 million, thus reducing its book value to nil. In March 2020, the Company increased its equity participation in ZIM to approximately 10.2% by acquisition of additional shares for $75 thousand.

On January 27, 2021, ZIM completed its initial public offering and listing on the New York Stock Exchange (“NYSE”) of its ordinary shares. Following this offering the Company owned 10,186,950 ordinary shares of ZIM. In 2021, the Company sold 3,000,000 of ordinary shares of ZIM resulting in net proceeds of $120.7 million. The fair value of the remaining 7,186,950 ordinary shares of ZIM amounting to $423.0 million, representing 6.1% of ZIM’s outstanding ordinary shares, was presented under “Other current assets” in the Consolidated Balance Sheet as of December 31, 2021, based on the closing price of ZIM ordinary shares on the NYSE on that date. Refer to Note 13, “Financial Instruments—Fair value of Financial Instruments”. In 2022, the Company sold all the remaining shareholding interest of 7,186,950 ZIM’s ordinary shares for net proceeds of $246.6 million. For the years ended December 31, 2022 and 2021, the Company recognized $176.4 million loss and $543.7 million gain on these shares, respectively. These gains/losses are reflected under “Gain/(loss) on investments” in the Consolidated Statements of Income. Additionally, the Company recognized dividend income on these shares amounting to $165.4 million and $34.3 million in the years ended December 31, 2022 and 2021, respectively, which is recognized under “Dividend income” in the Consolidated Statements of Income. Taxes withheld on dividend income amounted to $18.3 million and $5.9 million in the years ended December 31, 2022 and 2021, respectively, and are reflected under “Income taxes” in the Consolidated Statements of Income.

The Company received $2.4 million of mandatory repayment of ZIM Series 1 Notes from excess cash of ZIM in March 2021 and $47.2 million of mandatory repayment of all remaining ZIM Series 1 and Series 2 Notes and accrued interest of $6.4 million in June 2021. The Company recognized $6.6 million and $4.3 million in relation to total interest income and fair value unwinding of ZIM notes in the Consolidated Statements of Income under “Interest income” for years ended December 31, 2021 and 2020, respectively.

Furthermore, in July 2014, an amount of $39.1 million, which represents the additional compensation received from ZIM, was recorded as unearned revenue representing compensation to the Company for the future reductions in the daily charter rates payable by ZIM under its time charters, which expired in 2020 or 2021, for six of the Company’s vessels. This amount was recognized in the Consolidated Statements of Income under “Operating revenues” over the remaining life of the respective time charters. For each of the years ended December 31, 2021 and 2020, respectively, the Company recorded an amount of $1.1 million and $5.4 million of unearned revenue amortization in “Operating revenues”. As of December 31, 2021 the outstanding balance was nil.

7. Other Current and Non current Assets (Continued)

b. HMM

In July 2016, after the charter restructuring agreements with HMM, the Company obtained interest bearing senior unsecured HMM notes consisting of $32.8 million Loan Notes 1 with original maturity in July 2024 and $6.2 million Loan Notes 2 with original maturity in December 2022 and 4.6 million HMM shares. On September 1, 2016, the Company sold all HMM shares and the net proceeds were used to repay outstanding debt obligations. The Company received $19.9 million of mandatory repayment of HMM Loan Notes 1 and related accrued interest of $3.0 million in May 2021 and $6.1 million of mandatory repayment of HMM Loan Notes 2 and related accrued interest of $1.1 million in December 2021. Furthermore, for the years ended December 31, 2021 and 2020, the Company recognized $5.0 million and $2.1 million, respectively, in relation to total interest income and fair value unwinding of HMM notes under “Interest income” in the Consolidated Statements of Income.

On July 18, 2016, the Company recognized unearned revenue of $75.6 million representing compensation to the Company for the future reductions in the daily charter rates payable by HMM under the time charter agreements. The amortization of unearned revenue is recognized in the Consolidated Statement of Income under “Operating revenues” over the remaining life of the respective charters. In each of the years ended December 31, 2022, 2021 and 2020, the Company recorded an amount of $8.2 million of unearned revenue amortization. As of December 31, 2022, the outstanding balances of the current and non-current portion of unearned revenue in relation to HMM amounted to $8.2 million and $2.5 million, respectively. As of December 31, 2021, the corresponding outstanding balances of the current and non-current portion of unearned revenue amounted to $8.2 million and $10.7 million, respectively.

c. Available for sale category

As described above, in 2021, ZIM and HMM redeemed all notes previously classified as available for sale. The following tables summarizes the gains/losses on available-for-sale debt securities for the years ended December 31, 2021 and December 31, 2020 (in thousands):

Gain/(loss)
on available for
sale securities
Balance as of January 1, 2020	$(38,224)
Unrealized gain on available for sale securities	26,633
Balance as of December 31, 2020	$(11,591)
Gain on available for sale securities	20,803
Reclassification to interest income	(9,212)
Balance as of December 31, 2021	—